UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23801

Bitwise Funds Trust

(Exact name of registrant as specified in charter)

400 Montgomery Street, Suite 600

San Francisco, California 94104

(Address of principal executive offices) (Zip code)

Delaware Trust Company

251 Little Falls Drive

Wilmington, New Castle County, Delaware 19808

(Name and address of agent for service)

Copies of Communications to:

Richard J. Coyle, Esq.

Chapman and Cutler, LLP

320 South Canal Street

Chicago, Illinois 60606

Registrant’s telephone number, including area code: (415) 707-3663

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

December 31, 2022

Annual Report

Bitwise Funds Trust

Bitwise Web3 ETF (BWEB)

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Bitwise Web3 ETF

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Bitwise Web3 ETF

Letter to Shareholders (Unaudited)

Dear Shareholder,

I am honored to write to you on behalf of the entire team at Bitwise Asset Management. We deeply appreciate the trust you have placed in us, and look to honor that trust every day.

The past year has been a challenging one for investors. U.S. stocks, international stocks, and bonds all traded sharply down in 2022, beset by a challenging mix of rising geopolitical tension, rising interest rates, inflation, and slowing economic growth. The environment was particularly challenging for technology and innovation stocks, which traded down more than the broad equity market, as investors rotated out of risk assets.

Even within technology, crypto and blockchain-related equities faced a particularly difficult 2022, as the failures of multiple high-profile companies and projects in the space (including Celsuis, Voyager Digital, BlockFi, and LUNA, among others) took their toll. These challenges arguably peaked in Q4 2022, when the offshore crypto exchange FTX collapsed in what has been described as a historic fraud, losing investors billions.

These developments directly impacted the market for Web3 equities, as the Web3 equity market has substantial overlap with both the technology sector and the innovation and crypto/blockchain themes.

As we look ahead to 2023, however, the outlook appears more sanguine.

On the macro front, inflation has moderated somewhat and policymakers have slowed the rate of interest rate hikes. Meanwhile, the U.S. economy shows signs of resilience, with continued low unemployment rates and steady economic growth.

Meanwhile, certain fundamental measures of health of the Web3, crypto, and blockchain markets appear strong. For instance, the number of developers active in the crypto and blockchain ecosystem is up substantially over year-ago levels. Similarly, we have seen an increasing number of high-profile brands and companies enter the Web3 space through the development of non-fungible tokens (NFTs). We are encouraged by these trends and will continue to monitor progress in the months and years ahead.

Our mission at Bitwise is to help investors gain exposure to the opportunities created by the development of crypto and public blockchains, which includes a broad set of opportunities that fall under the label “Web3.” We believe that the future opportunities surrounding companies building in the Web3 space are significant.

We look forward to continuing to help you and fellow investors gain exposure to these opportunities in an efficient manner.

Best regards,

Matt Hougan

Chief Investment Officer, Bitwise Asset Management

Bitwise Web3 ETF

Management’s Discussion of Fund Performance

December 31, 2022 (Unaudited)

Bitwise Web3 ETF [Ticker: BWEB]

Since its inception on October 3, 2022 through December 31, 2022, BWEB returned -12.25%, compared to a 4.38% gain for the S&P 500. The Fund’s underperformance was driven primarily by its exposure to crypto- and blockchain-related equities, which faced substantial drawdowns amidst negative news flow. The nine pure-play crypto- and blockchain-related equities in the portfolio fell between 33% and 77%. By comparison, the portfolio was buoyed by the strong returns in certain large-cap names, including Nike (+37.43%) and Adobe (+17.98%).

Over the next 12 months, we expect the environment to be more favorable for risk assets like many of the companies in BWEB, particularly if the Federal Reserve slows, stops, or reverses its interest rate-hiking cycle. We also think that beaten-down crypto- and blockchain-related stocks could rebound sharply if the broader crypto markets stabilize, as some predict. We continue to see value in the exposure BWEB offers to some of the world’s most innovative and forward-looking public companies, and believe that the long-term trend of growth in the Web3 market is intact.

At December 31, 2022, the Fund’s financial statements covered a period of less than 6 months, therefore a line graph is not presented.

HISTORICAL PERFORMANCE

Total Return as of December 31, 2022

Cumulative
Total Return*
Bitwise Web3 ETF Net Asset Value	-12.25%
Bitwise Web3 ETF Market Price	-12.16%
Bitwise Web3 Equities Index	-12.11%
S&P 500® Index	4.38%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund Net Asset Value (“NAV”) returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.85%. Actual expenses can be referenced in the Financial Highlights section later in this report. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call 1 (866) 880-7228.

*	Commencement of operations was October 3, 2022.

The Bitwise Web3 Equities Index provides focused exposure to companies that are well positioned to benefit from the emergence of

Web3 and Web3 technologies.

The S&P 500® Index is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The

ETF may be non-diversified, which may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. The Fund is new and has limited operating history to judge.

Bitwise Web3 ETF

Schedule of Investments

December 31, 2022

	Shares	Value
Common Stocks – 98.8%
Communication Services – 28.6%
Electronic Arts, Inc.	534	$65,244
Meta Platforms, Inc., Class A*	1,069	128,643
ROBLOX Corp., Class A*	3,882	110,482
Take-Two Interactive Software, Inc.*	650	67,685
Tencent Holdings Ltd.	700	29,955

		402,009

Consumer Discretionary – 5.4%
GameStop Corp., Class A*	2,689	49,639
NIKE, Inc., Class B	220	25,742

		75,381

Financials – 17.0%
Bakkt Holdings, Inc.*	10,228	12,171
Coinbase Global, Inc., Class A*	2,771	98,066
Galaxy Digital Holdings Ltd.*	15,816	45,173
Robinhood Markets, Inc., Class A*	7,431	60,488
Silvergate Capital Corp., Class A*	1,279	22,255

		238,153

Information Technology – 38.9%
Adobe, Inc.*	72	24,230
Akamai Technologies, Inc.*	752	63,394
Applied Digital Corp.*	2,917	5,367
Block, Inc.*	1,035	65,039
Canaan, Inc., ADR*	7,878	16,229
Cisco Systems, Inc	497	23,677
Cleanspark, Inc.*	2,050	4,182
Cloudflare, Inc., Class A*	1,458	65,916
Hut 8 Mining Corp.*	8,826	7,556
Intel Corp.	839	22,175
Marathon Digital Holdings, Inc.*	5,388	18,427
Microsoft Corp.	97	23,263
NVIDIA Corp	146	21,336
QUALCOMM, Inc.	196	21,548
Riot Blockchain, Inc.*	7,650	25,934
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	303	22,571
Unity Software, Inc.*	3,221	92,088
Visa, Inc., Class A	113	23,477

		546,409

Real Estate – 8.9%
Equinix, Inc	191	125,111

Total Common Stocks (Cost $1,480,194)		1,387,063

Money Market Funds – 0.1%
DWS Government Money Market Series Institutional, 4.22%(a) (Cost $1,563)	1,563	1,563

See Notes to Financial Statements.	3

Bitwise Web3 ETF

Schedule of Investments (Continued)

December 31, 2022

Value
Total Investments – 98.9% (Cost $1,481,757)	$1,388,626
Other Assets in Excess of Liabilities – 1.1%	15,320

Net Assets – 100.0%	$1,403,946

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of December 31, 2022.

ADR : American Depositary Receipt

Summary of Investment Type

Industry	% of Net Assets
Information Technology	38.9%
Communication Services	28.6%
Financials	17.0%
Real Estate	8.9%
Consumer Discretionary	5.4%
Money Market Funds	0.1%

Total Investments	98.9%
Other Assets in Excess of Liabilities	1.1%

Net Assets	100.0%

See Notes to Financial Statements.	4

Bitwise Funds Trust

Statement of Assets and Liabilities

December 31, 2022

Bitwise Web3 ETF
Assets
Investments, at fair value	$1,388,626
Receivables:
Securities sold	16,276
Dividends	122

Total assets	1,405,024

Liabilities
Payables:
Investment advisory fees	1,078

Total liabilities	1,078

Net Assets	$1,403,946

Net Assets Consist of
Paid-in capital	$1,676,632
Distributable earnings (loss)	(272,686)

Net Assets	$1,403,946

Number of Common Shares outstanding	64,000

Net Asset Value, offering and redemption price per share	$21.94

Investments, at cost	$1,481,757

See Notes to Financial Statements.	5

Bitwise Funds Trust

Statement of Operations

Period ended December 31, 2022

Bitwise Web3
ETF(1)
Investment Income
Dividend income*	$1,535

Expenses
Investment advisory fees	3,171

Total expenses	3,171

Net investment income (loss)	(1,636)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(153,653)
In-kind redemptions	42,709
Foreign currency transactions	(28)

Net realized gain (loss)	(110,972)
Net change in unrealized appreciation (depreciation) on:
Investments	(93,131)

Net unrealized gain (loss)	(93,131)

Net realized and unrealized gain (loss)	(204,103)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(205,739)

* Withholding tax	$33

(1)	For the period October 3, 2022 (commencement of operations) through December 31, 2022.

See Notes to Financial Statements.	6

Bitwise Funds Trust

Statement of Changes in Net Assets

Bitwise Web3 ETF
For the period October 3, 2022(1) to December 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(1,636)
Net realized gain (loss)	(110,972)
Net change in net unrealized appreciation (depreciation)	(93,131)

Net increase (decrease) in net assets resulting from operations	(205,739)

Fund Shares Transactions(2)
Proceeds from shares sold	2,554,673
Value of shares redeemed	(944,988)

Net increase (decrease) in net assets resulting from Fund share transactions	1,609,685

Total net increase (decrease) in net assets	1,403,946

Net Assets
Beginning of period	—

End of period	$1,403,946

Changes in Shares Outstanding(2)
Shares outstanding, beginning of period	—
Shares sold	104,000
Shares redeemed	(40,000)

Shares outstanding, end of period	64,000

(1)	Commencement of operations.
(2)

Certain proceeds from shares sold and value of shares redeemed were related to the normal Fund rebalance process, amounting to $954,673 and $(944,988), respectively. Shares sold and shares redeemed relating to rebalance activities totaled 40,000 and (40,000), respectively.

See Notes to Financial Statements.	7

Bitwise Funds Trust

Financial Highlights

Bitwise Web3 ETF Selected Per Share Data	Period Ended December 31, 2022(a)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.03)
Net realized and unrealized gain (loss)	(3.03)

Total from investment operations	(3.06)

Net Asset Value, end of period	$21.94

Total Return (%)	(12.25	)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1
Ratio of expenses (%)	0.85	(d)
Ratio of net investment income (loss) (%)	(0.44	)(d)
Portfolio turnover rate (%)(e)	51	(c)

(a)	For the period October 3, 2022 (commencement of operations) through December 31, 2022.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	8

Bitwise Web3 ETF

Notes to Financial Statements

December 31, 2022

1. Organization

Bitwise Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized on April 28, 2022, as a Delaware Statutory Trust.

As of December 31, 2022, the Trust consists of one investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Fund listed below:

Bitwise Web3 ETF

Bitwise Investment Manager, LLC (the “Adviser”) serves as investment adviser to the Trust and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Fund commenced operations on October 3, 2022.

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares (“Shares” or “Fund Shares”) on a continuous basis, at net asset value (“NAV”), only in large specified lots, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

The Fund seeks investment results that, before fees and expenses, correspond generally to the performance of the Bitwise Web3 Equities Index (the “Index”). Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its net assets plus borrowings in the securities comprising the Index. The Index provides focused exposure to the equity securities of companies that are well-positioned to benefit from the emergence of Web3 and Web3 technologies.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Valuation of Investments

The Board has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available. In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board has designated the Adviser as its valuation designee (the “Valuation Designee”). As Valuation Designee, the Adviser, subject to the oversight of the Board, is responsible for making fair value determinations. The Adviser’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by the Advisor (“the Valuation Committee”).

The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities in the fair value hierarchy.

Investments in open-ended investment companies are valued at their NAV each business day and are categorized as Level 1.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a Valuation Committee composed of representatives from the Adviser. The Valuation Committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs

Bitwise Web3 ETF

Notes to Financial Statements (Continued)

December 31, 2022

used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

•	Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2022 for the Fund based upon the three levels defined above:

Bitwise Web3 ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,387,063	$—	$—	$1,387,063
Money Market Funds	1,563	—	—	1,563

TOTAL	$1,388,626	$—	$—	$1,388,626

Cash

Cash consists of cash on deposit with a major financial institution which may exceed federally insured limits. As of December 31, 2022, the Fund did not hold any cash.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

The Fund’s policy is to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. The Fund’s policy is to pay out dividends from net investment income at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts will be reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statement.

The Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

Bitwise Web3 ETF

Notes to Financial Statements (Continued)

December 31, 2022

Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in its respective net realized gain (loss) categories. Receivables and payables related to foreign taxes, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

3. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Fund, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

Vident Investment Advisory, LLC (the “Sub-Adviser”) serves as the Sub-Adviser to the Fund. In this capacity, the Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee by the Adviser. The Fund does not directly compensate the Sub-Adviser.

For its investment advisory services to the Fund, the Adviser is entitled to receive a management fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.85%.

This unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for the services it provides to the

Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Adviser is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator,

Custodian, Accounting Agent and Transfer Agent for the Fund.

Foreside Financial Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

A Trustee and certain Officers of the Fund are also employees of the Adviser and receive no compensation from the Fund.

4. Investment Transactions

The Fund’s purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Bitwise Web3 ETF	$585,236	$929,916

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Bitwise Web3 ETF	$2,439,294	$503,476

Bitwise Web3 ETF

Notes to Financial Statements (Continued)

December 31, 2022

5. Fund Share Transactions

The Fund issues and redeems Shares at NAV only in large blocks of Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

6. Federal Income Taxes

For the period ended December 31, 2022, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind and Equalization.

Fund	Distributable earnings (loss)	Paid-in Capital
Bitwise Web3 ETF	$(66,947)	$66,947

As of December 31, 2022, the components of accumulated earnings (losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Post-October / Late-year Ordinary Loss Deferrals	Distributable earnings (loss)
Bitwise Web3 ETF	$—	$—	$—	$(272,686)	$—	$—	$(272,686)

At December 31, 2022, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bitwise Web3 ETF	$1,661,312	$56,170	$(328,856)	$(272,686)

The differences between book-basis and tax-basis components of net assets are primarily attributable to the tax deferral of losses on wash sales.

7. Subsequent Events

For the period January 1, 2023 through February 24, 2023, the Fund redeemed 40,000 shares for approximately $1,133,000.

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date this financial statements were available to be issued. Management has determined that there were no other material events that would require disclosure in the Fund’s financial statements, which occurred during the period subsequent to December 31,

2022.

Bitwise Web3 ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

Bitwise Funds Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Bitwise Web3 ETF, a series of Bitwise Funds Trust, (the Fund), including the schedule of investments, as of December 31, 2022, the related statements of operations and changes in net assets for the period from October 3, 2022 (commencement of operations) through December 31, 2022, and the related notes (collectively, the financial statements) and the financial highlights for the period October 3, 2022 through December 31, 2022. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations, the changes in its net assets, and the financial highlights for period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

/s/ KPMG LLP

New York, New York

February 24, 2023

Bitwise Web3 ETF

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to December 31, 2022).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Fund’s actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000
Bitwise Web3 ETF
Actual	$1,000.00	$877.50	0.85%	$1.95	(2)
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	0.85%	$4.33	(1)

(1)

Expenses (hypothetical expenses as if the Fund had been in existence from July 1, 2022) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six- month period), then divided by 365.

(2)

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 89 (the number of days in the period October 4, 2022 to December 31, 2022), then divided by 365.

Bitwise Web3 ETF

Trustees and Officers (Unaudited)

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of BIM or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser. Each Trustee, except for Paul Fusaro, is an Independent Trustee. Mr. Fusaro is deemed an Interested Trustee of the Trust due to his position as Chief Operating Officer of BIM and President of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupations during the Past 5 Years	Number of Portfolios during Fund Complex** Overseen by Trustee	Other Directorships Held during the Past 5 Years
David Fogel c/o Bitwise Investment Manager, LLC 400 Montgomery Street Suite 600 San Francisco, CA 94104 Year of Birth: 1971	Independent Trustee Since inception	Chief Executive Officer of North Country Colocation Services Corp. (2022 – present); Senior Adviser of U.S. Department of State (2020 – 2021); Chief of Staff of the Export- Import Bank of the United States (2019 – 2020); Senior Adviser of New York Life Investment Management (2018); President and Chief Executive Officer of IndexIQ	1	Ligilo Inc. (2022 – present)
		LLC (2006 – 2017)

Jena Watson c/o Bitwise Investment Manager, LLC 400 Montgomery Street Suite 600 San Francisco, CA 94104 Year of Birth: 1972	Independent Trustee Since inception	Senior Vice President, Assistant General Counsel and Corporate Secretary of HomeStreet Bank (2021 – present); Senior Counsel of Silicon Valley Bank (2018 –2021); Associate General Counsel of Fannie Mae (2013 – 2018)	1	City of Belvedere Parks and Open Spaces (2021 – present)

Terrence Olson c/o Bitwise Investment Manager, LLC 400 Montgomery Street Suite 600 San Francisco, CA 94104 Year of Birth: 1967	Independent Trustee Since inception	Chief Operating Officer and Chief Financial Officer of First Eagle Alternative Credit, LLC (2020 – 2021); Chief Operating Officer and Chief Financial Officer of THL Credit Advisors, LLC (2008 – 2020)	1	None

Interested Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupations during the Past 5 Years	Number of Portfolios during Fund Complex** Overseen by Trustee	Other Directorships Held during the Past 5 Years
Paul Fusaro(1) c/o Bitwise Investment Manager, LLC 400 Montgomery Street Suite 600 San Francisco, CA 94104 Year of Birth: 1985	Chairman of the Board of Trustees, President Since Inception	President (2021 - present), Chief Operating Officer (2018 – 2021) of Bitwise Asset Management; Chief Operating Officer and Secretary of Bitwise Investment Manager, LLC (2022 – present); Senior Vice President of New York Life & Mainstay Investments (2015 – 2018); Senior Vice President, Head of Portfolio Management of IndexIQ (2013 – 2018)	1	None

Officers of the Trust

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupations during the Past 5 Years	Number of Portfolios during Fund Complex** Overseen by Trustee	Other Directorships Held during the Past 5 Years
James Bebrin c/o Bitwise Investment Manager, LLC 400 Montgomery Street Suite 600 San Francisco, CA 94104 Year of Birth: 1985	Assistant Treasurer Since October 5, 2022	Director of Controls and Fund Administration of Bitwise Asset Management (2021 – present); Fund Manager of WisdomTree Asset Management (2015 – 2021)	N/A	N/A

Jim Gallo(2) c/o Foreside Fund Officer Services, LLC Three Canal Plaza Portland, ME 04101 Year of Birth: 1964	Treasurer and Principal Financial Officer Since inception	Principal Consultant of ACA Foreside (2022 – present); Vice President and Director of Fund/ Client Accounting of Bank of New York Mellon (2002 – 2022)	N/A	N/A

Katherine Dowling c/o Bitwise Investment Manager, LLC 400 Montgomery Street Suite 600 San Francisco, CA 94104 Year of Birth: 1972	General Counsel Since inception	General Counsel and Vice President of Bitwise Investment Manager, LLC (2022 – present); General Counsel and Chief Compliance Officer of Bitwise Asset Management (2021 – present); Executive Management, General Counsel and Chief Compliance Officer of True Capital Management (2019 – 2021); Senior Advisor (2018), Managing Director, Chief Operating Officer and Chief Compliance Officer of Luminate Capital Partners)(2015 – 2017)	N/A	N/A

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupations during the Past 5 Years	Number of Portfolios during Fund Complex** Overseen by Trustee	Other Directorships Held during the Past 5 Years
Johanna Collins-Wood c/o Bitwise Investment Manager, LLC 400 Montgomery Street Suite 600 San Francisco, CA 94104 Year of Birth: 1987	Secretary and Vice President Since inception	Senior Counsel of Bitwise Asset Management (2021 – present); Chief Compliance Officer of Bitwise Investment Manager, LLC (2022 – present); Associate of Wilson, Sonsini Goodrich & Rosati LLP (2019 – 2021); Associate of Pepper Hamilton LLP (2017 – 2019)	N/A	N/A

Kevin Hourihan(2) c/o Foreside Fund Officer Services, LLC Three Canal Plaza Portland, ME 04101 Year of Birth: 1978	Chief Compliance Officer and Anti-Money Laundering Officer Since inception	Fund Chief Compliance Officer of Foreside Fund Officer Services, LLC (2022 – present); Chief Compliance Officer of Ashmore Funds (2017 –2022); Chief Compliance Officer of Ashmore Equities Investment Management (2015 – 2019)	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.
**	The term “Fund Complex” applies only to the Funds in the Trust.
(1)	Mr. Fusaro is deemed an “interested person” of the Trust due to his position as Chief Operating Officer and Secretary of Bitwise Investment Manager, LLC and President of the Trust.
(2)	Mr. Gallo and Mr. Hourihan are employees of Foreside Fund Officer Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC, an affiliate of the Fund’s distributor.

Each Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-880-7228.

Bitwise Web3 ETF

Board Considerations Regarding Approval of Investment Management Agreement and Investment Sub-Advisory Agreement (Unaudited)

Bitwise Web3 ETF

The Board of Trustees (the “Board” or “Trustees” of Bitwise Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved the Investment Management Agreement (the “Advisory Agreement”) with Bitwise Investment Manager, LLC (“BIM” or the “Adviser”), on behalf of Bitwise Web3 ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser and Vident Investment Advisory, LLC (the “Sub-Adviser”), for an initial two-year term at a meeting held on September 21, 2022. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received separate materials from each of the Adviser and the Sub-Adviser in advance of the Board meeting responding to requests for information, that, among other things, outlined: the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds; fees charged to other investment products serviced by the Adviser’s affiliates; the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Adviser; the estimated expense ratio of the Fund as compared to expense ratios of other analogous funds; the nature of expenses to be incurred in providing services to the Fund; the potential for the Adviser and the Sub-Adviser to realize economies of scale, if any; profitability and other financial data for the Adviser; financial data for the Sub-Advisor; any possible indirect benefits to the Adviser and Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Trustees discussed the information provided by the Adviser and the Sub-Adviser with counsel and posed questions to the Adviser and Sub-Adviser about the materials that they received. Based on all of the information considered, the Board, including the Independent Trustees, determined that the terms of the Agreements were fair and reasonable and that the approval of the Agreements were in the best interests of the Fund. These conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the Agreements.

Nature, Extent and Quality of Services. The Trustees noted that while BIM was newly founded in 2022, that its parent company, Bitwise Asset Management, Inc. (“Bitwise”), was founded in 2017 and was one of the largest crypto index fund managers in the world – managing over $1.3 billion across a broad suite of investment solutions as of the end of 2021. They noted that Bitwise’s formation of a registered investment adviser to manage funds that held securities was a natural expansion of the Bitwise mission. However, because BIM was a new entity, the Board noted how important it was that BIM’s key personnel have quality experience in managing ETFs. Upon examining the biographical information of the individuals that BIM had hired to occupy important roles, the Trustees highlighted the extensive experience of many of those individuals in the ETF industry. They also considered that while BIM itself was a new entity, that the Fund was an index fund that sought to track an index developed, maintained and owned by Bitwise Index Services, LLC, a BIM affiliate, which had years of indexing experience. They also commented that BIM had delegated the actual execution of the Fund’s index tracking strategy to the Sub-Adviser, which was an entity that already provided these services to nearly 40 other ETFs. They also noted that BIM had delegated selection of broker-dealers to the Sub-Adviser and discussed the Sub-Adviser’s multi-factor process for broker-dealer selection. However, the Trustees remarked that BIM maintained oversight of the Sub-Adviser’s investment activities, monitored the Fund’s risk characteristics and ensured that the Fund’s strategy remained in compliance with the Fund’s prospectus. The Trustees concluded that BIM and the Sub-Adviser were expected to provide high quality service to the Fund and its shareholders.

Bitwise Web3 ETF

Liquidity Risk Management (Unaudited)

Pursuant to Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Fund has adopted and implemented a Liquidity Risk Management Program (the “Program”). The Program addresses the Liquidity Rule’s requirements for the periodic assessment and management of Fund’s liquidity risk and compliance with the Liquidity Rule’s restrictions on investments in illiquid investments. Certain Trust officers and representatives from Bitwise Investment Manager, LLC, the Fund’s investment adviser, have been designated to administer the Program (the “Administrator”).

At its September 21, 2022 meeting, the Administrator reviewed with the Board the operation of the Program and the assessment of its adequacy and effectiveness of implementation to be utilized for the period from September 21, 2022 through December 31, 2022 (the “Reporting Period”). Among other things, the Report summarized the Administrator’s annual liquidity risk assessment, classification of the Fund’s portfolio holdings and monitoring for compliance with the Liquidity Rule’s restrictions on investments in illiquid investments. Further, the Report noted that the Program compiled with key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, including reviewing the Fund’s investment strategies and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; investments in derivatives; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents as well as borrowing arrangements and other funding sources; the relationship between the Fund’s portfolio liquidity and the way in which, and the price and spreads at which, the Fund’s shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

The Report concluded that: (1) there were no material changes to the Program; (2) there were no significant liquidity events impacting the Fund; and (3) that it is the Administrator’s assessment that the Program is adequately designed and has been effective in managing the Fund’s liquidity risk and in implementing the requirements of the Liquidity Rule.

Bitwise Web3 ETF

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended December 31 are available on our Web site at www. bitwiseinvestments.com at or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (866) 880-7228.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 866-880-7228.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.bitwiseinvestments.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

This report must be preceded or accompanied by a prospectus.

Investment Adviser	Investment Sub-Adviser	Custodian, Administrator,
Bitwise Investment Manager, LLC	Vident Investment Advisory, LLC	Securities Lending Agent & Transfer Agent
400 Montgomery Street, Suite 600 San Francisco, CA 94104	1125 Sanctuary Parkway, Suite 515 Alpharetta, GA 30009	The Bank of New York Mellon 240 Greenwich Street
New York, NY 10036

Distributor	Independent Registered	Legal Counsel
Foreside Financial Services, LLC	Public Accounting Firm KPMG LLP	Chapman and Cutler LLP
Three Canal Plaza, Suite 100	345 Park Avenue	1270 Avenue of the Americas
Portland, ME 04101	New York, NY 10154	New York, NY 10020

Bitwise Funds Trust
400 Montgomery Street, Suite 600
San Francisco, CA 94104

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of Trustees has determined that Terrence Olson is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 12/31/2022
Audit Fees	$75,000
Audit-Related Fees	$7,500
Tax Fees	$13,200
All Other Fees	$—

(e)(1)

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2)	The percentage of fees billed by KPMG applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 12/31/2022
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 12/31/2022
Registrant	$0
Registrant’s Investment Adviser	$0

(h)

The Registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c )(7)(ii) of Rule 2091 of Regulation S-X is compatible with maintain the principal accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)

If the Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

Registrant has a separately designated audit committee consisting of all the independent directors of the registrant. The members of the audit committee are David Fogel, Jena Watson and Terrence Olson.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bitwise Funds Trust

By (Signature and Title)*	/s/ Paul Fusaro, President
Paul Fusaro, President
(principal executive officer)

Date: March 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul Fusaro, President
Paul Fusaro President
(principal executive officer)

Date: March 3, 2023

By (Signature and Title)*	/s/ James Gallo, Treasurer
James Gallo, Treasurer
(principal financial officer)

Date: March 3, 2023

*	Print the name and title of each signing officer under his or her signature.